Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 758,098	$ 769,804	$ 750,335
Allowance for credit losses	5,893	5,736	5,348
Net	752,205	764,068	744,987
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	347,707		349,279
Allowance for credit losses	1,009		899
Net	346,698		348,380
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	103,733		99,431
Allowance for credit losses	2,291		2,137
Net	101,442		97,294
Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	16,607		14,518
Allowance for credit losses	1,176		1,083
Net	15,431		13,435
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	290,051		287,107
Allowance for credit losses	1,417		1,229
Net	288,634		285,878
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,487	5,305	4,786
Allowance for credit losses	1,820	1,751	1,635
Net	3,667	3,554	3,151
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,441	1,293	1,054
Allowance for credit losses	481	459	440
Net	960	834	614
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	0
Allowance for credit losses	0
Net	0
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,211	1,115	1,020
Allowance for credit losses	373	320	294
Net	838	795	726
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	644	736	761
Allowance for credit losses	354	375	352
Net	290	361	409
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,028	990	740
Allowance for credit losses	259	254	202
Net	769	736	538
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	342	305	301
Allowance for credit losses	93	80	67
Net	249	225	234
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	821	866	910
Allowance for credit losses	260	263	280
Net	561	603	630
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,768	1,659	1,386
Allowance for credit losses	483	455	406
Net	1,285	1,204	980
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,079	1,040	848
Allowance for credit losses	632	608	551
Net	447	432	297
Financial instruments credit-impaired [member] | Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	0
Allowance for credit losses	0
Net	0
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,640	2,606	2,552
Allowance for credit losses	705	688	678
Net	$ 1,935	$ 1,918	$ 1,874